THE ADVISORS’ INNER CIRCLE FUND II	PMV
ADAPTIVE RISK PARITY ETF
JULY 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS — 78.4%
	Shares	Fair Value
Invesco QQQ Trust, Series 1, Ser 1	10,521	$4,956,128
iShares Gold Strategy ETF	32,645	2,094,882
Vanguard FTSE Emerging Markets ETF	9,075	401,932
Vanguard S&P 500 ETF	20,714	10,479,834
WisdomTree Bloomberg U.S. Dollar Bullish Fund	117,327	3,156,096
		21,088,872
Total Exchange Traded Funds
(Cost $19,648,494)		21,088,872
CLOSED-END FUND — 20.7%
Sprott Physical Gold Trust*	293,440	5,569,491

Total Closed-End Fund
(Cost $4,992,126)		5,569,491

Total Investments - 99.1%
(Cost $24,640,620)		$26,658,363

Percentages are based on Net Assets of $26,888,365.
*	Non-income producing security.

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
S&P — Standard & Poor’s

PMV-QH-001-0400